Financial instruments and financial risk factors - Schedule Of Impaired Or Past Due Receivables (Details) - Trade and other receivables - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 24,361	$ 20,616
Neither impaired nor past due
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,858	19,459
Impaired (net of provision)
Disclosure of detailed information about financial instruments [line items]
Financial assets	53	71
Not impaired and past due | within 30 days
Disclosure of detailed information about financial instruments [line items]
Financial assets	637	446
Not impaired and past due | 31 to 60 days
Disclosure of detailed information about financial instruments [line items]
Financial assets	130	116
Not impaired and past due | 61 to 90 days
Disclosure of detailed information about financial instruments [line items]
Financial assets	114	56
Not impaired and past due | over 90 days
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 569	$ 468